Consolidated Statements of Changes in Shareholders’ Deficit (Unaudited) (Parentheticals)	May 12, 2025 $ / shares shares
Authorized shares capital	20,000,000,000
Board of Directors
Number of Designated Shares	3,200,000,000
Designated shares par value | $ / shares	$ 0.00001
Class A Ordinary Shares [Member]
Authorized shares capital	16,000,000,000
Class B Ordinary Shares [Member]
Authorized shares capital	800,000,000